Schedule of Investments (unaudited) July 31, 2019	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.4%
Government National Mortgage Association
2.50%, 01/15/28	$9	$8,677
2.50%, 02/20/28	17	16,929
2.50%, 01/20/31	264	266,963
2.50%, 04/20/43	31	31,238
2.50%, 01/20/47	397	397,126
2.50%, 08/01/49(a)	467	466,891
3.00%, 07/15/27	12	12,709
3.00%, 09/15/27	15	15,553
3.00%, 01/20/31	358	366,087
3.00%, 07/20/31	561	573,851
3.00%, 02/20/32	474	484,985
3.00%, 09/15/42	7	7,097
3.00%, 10/15/42	71	72,653
3.00%, 01/20/43	851	875,648
3.00%, 07/15/43	136	139,203
3.00%, 09/20/43	1,761	1,810,457
3.00%, 01/15/44	3,039	3,115,387
3.00%, 08/20/44	989	1,013,548
3.00%, 05/20/45	1,019	1,043,868
3.00%, 10/20/45	427	437,847
3.00%, 02/20/46	1,471	1,506,846
3.00%, 04/20/46	199	203,576
3.00%, 05/20/46	1,250	1,278,173
3.00%, 06/20/46	1,436	1,468,921
3.00%, 07/20/46	2,223	2,273,649
3.00%, 08/20/46	1,414	1,445,984
3.00%, 09/20/46	1,825	1,866,928
3.00%, 12/15/46	419	428,094
3.00%, 12/20/46	1,568	1,604,027
3.00%, 02/15/47	312	318,514
3.00%, 02/20/47	981	1,003,574
3.00%, 07/20/47	4,035	4,121,091
3.00%, 08/01/49(a)	4,990	5,100,033
3.50%, 02/15/26	8	7,988
3.50%, 11/15/26	6	5,785
3.50%, 02/20/27	15	15,575
3.50%, 01/20/31	103	106,632
3.50%, 07/20/32	359	372,175
3.50%, 09/15/41	11	11,826
3.50%, 09/15/42	35	36,524
3.50%, 09/20/42	307	321,668
3.50%, 10/15/42	14	14,471
3.50%, 10/20/42	719	754,271
3.50%, 11/15/42	70	73,186
3.50%, 11/20/42	2,349	2,463,928
3.50%, 12/20/42	241	252,618
3.50%, 03/15/43	775	811,394
3.50%, 05/15/43	65	68,395
3.50%, 06/15/43	177	185,904
3.50%, 04/20/45	1,013	1,053,892
3.50%, 11/20/45	38	39,611
3.50%, 12/20/45	258	268,796
3.50%, 03/20/46	1,408	1,462,884
3.50%, 04/20/46	221	229,862
3.50%, 06/20/46	2,246	2,332,821
3.50%, 07/20/46	13,442	13,961,593
3.50%, 11/20/46	38	39,910

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/46	$494	$513,550
3.50%, 01/20/47	198	205,894
3.50%, 02/20/47	518	537,584
3.50%, 03/20/47	1,125	1,164,618
3.50%, 04/20/47	265	275,979
3.50%, 08/20/47	1,145	1,194,239
3.50%, 10/20/47	519	544,135
3.50%, 12/15/47	685	718,923
3.50%, 12/20/47	812	851,065
3.50%, 01/20/48	1,562	1,616,882
3.50%, 04/20/48	229	238,925
3.50%, 08/01/49(a)	19,032	19,679,968
4.00%, 03/20/26	5	5,612
4.00%, 07/20/26	4	4,297
4.00%, 02/15/41	18	18,736
4.00%, 03/15/41	21	21,970
4.00%, 04/15/41	62	65,939
4.00%, 05/15/41	12	13,084
4.00%, 12/15/41	18	19,028
4.00%, 01/15/42	13	13,578
4.00%, 02/15/42	38	40,904
4.00%, 03/15/42	84	89,410
4.00%, 05/15/42	17	18,127
4.00%, 08/15/42	22	23,662
4.00%, 09/20/42	406	430,482
4.00%, 04/15/44	118	123,856
4.00%, 05/15/44	91	95,608
4.00%, 08/20/44	71	75,325
4.00%, 10/20/44	769	813,110
4.00%, 08/15/45	6,007	6,370,170
4.00%, 09/20/45	2,118	2,231,674
4.00%, 10/20/45	18	19,454
4.00%, 01/20/46	31	32,186
4.00%, 03/20/46	353	372,371
4.00%, 07/20/46	36	37,907
4.00%, 09/20/46	1,038	1,091,234
4.00%, 11/20/46	432	454,309
4.00%, 12/15/46	67	70,557
4.00%, 08/20/47	32	33,224
4.00%, 11/20/47	513	536,684
4.00%, 03/20/48	1,662	1,739,906
4.00%, 04/20/48	1,183	1,263,889
4.00%, 05/20/48	4,129	4,396,027
4.00%, 11/20/48	1,809	1,930,383
4.00%, 08/01/49(a)	10,448	10,850,823
4.50%, 04/15/24	8	7,781
4.50%, 07/20/24	4	4,388
4.50%, 08/15/39	222	235,827
4.50%, 07/15/40	61	64,147
4.50%, 08/15/40	107	112,978
4.50%, 11/20/45	580	619,162
4.50%, 08/20/46	1,035	1,103,797
4.50%, 09/20/46	157	168,041
4.50%, 10/20/46	170	181,988
4.50%, 11/20/46	190	203,878
4.50%, 04/20/47	25	25,892
4.50%, 06/20/47	30	31,336
4.50%, 02/20/48	1,937	2,030,501
4.50%, 06/20/48	162	169,127
4.50%, 07/20/48	1,018	1,062,959

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/20/48	$825	$860,660
4.50%, 12/20/48	2,614	2,728,467
4.50%, 01/20/49	1,190	1,242,080
4.50%, 02/20/49	102	106,209
4.50%, 03/20/49	148	154,251
4.50%, 05/20/49	2,985	3,130,819
4.50%, 08/01/49(a)	2,684	2,795,134
5.00%, 07/15/39	47	50,385
5.00%, 07/20/42	246	265,388
5.00%, 07/20/46	115	125,228
5.00%, 04/20/48	247	259,103
5.00%, 05/20/48	1,507	1,583,557
5.00%, 11/20/48	565	592,484
5.00%, 04/20/49	91	95,049
5.00%, 08/01/49(a)	3,652	3,825,254
5.50%, 10/15/38	31	34,901
5.50%, 07/20/40	405	459,509
5.50%, 08/01/49(a)	280	299,384
6.00%, 09/20/38	40	45,903
6.00%, 08/01/49(a)	200	219,223

		144,407,914

Total U.S. Government Agency Obligations — 99.4% (Cost: $141,838,398)		144,407,914

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 28.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	41,141	$41,141,000

Total Short-Term Investments — 28.3% (Cost: $41,141,000)		41,141,000

Total Investments in Securities — 127.7% (Cost: $182,979,398)		185,548,914

Other Assets, Less Liabilities — (27.7)%		(40,232,652)

Net Assets — 100.0%		$145,316,262

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	16,495	24,646	41,141	$41,141,000	$375,944	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$144,407,914	$—	$144,407,914
Money Market Funds	41,141,000	—	—	41,141,000

	$41,141,000	$144,407,914	$—	$185,548,914

2